Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	Fitness Champs Holdings Limited (the “Company”) is filing this Amendment No. 1 on Form 6-K/A (this “Amendment” or “Form 6-K/A”) to amend the Report on Form 6-K furnished by the Company to the U.S. Securities and Exchange Commission (the “SEC”) on August 27, 2026 (the “Original Filing”). Specifically, this Amendment (i) amends and restates the Company’s management’s discussion and analysis of financial condition and results of operations for the six months ended June 30, 2026 and 2025 (the “Affected Interim Periods”) filed as Exhibit 99.1 to the Original Filing (the “Original MD&A”), and (ii) amends and restates the Company’s previously issued unaudited interim consolidated financial statements as of and for the six months ended June 30, 2026 (the “Original Financials”), filed as Exhibit 99.2 to the Original Filing.Investors and other readers should rely only on the financial information and other related disclosures regarding the six months ended June 30, 2026 and 2025 contained in this Form 6-K/A and should not rely on the Original Filing nor any previously issued or filed reports, press releases, presentations or similar communications containing financial information or other related disclosures from the Original Filing.
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Fitness Champs Holdings Limited
Entity Central Index Key	0002023796